Pay vs Performance Disclosure	12 Months Ended
Dec. 31, 2023 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Year	Summary Compensation Table Total for PEO (1)(2)	Compensation Actually Paid to PEO (1)(2)(3)	Average Summary Compensation Table Total for Non-PEO NEOs (2)(4)	Average Compensation Actually Paid to Non-PEO NEOs (2)(3)(4)	Value of Initial Fixed $100 Investment Based On:		Net Income ($MM) (6)	Adjusted EBITDA ($MM) (7)
					Atmus TSR (5)	Peer Group TSR (5)
2023	$8,783,500	$10,716,380	$1,866,873	$2,157,381	$108.50	$124.51	$171.3	$302.3

Named Executive Officers, Footnote	PEO reflects compensation for Atmus’ current CEO, Stephanie J. Disher.NEOs used for the average non-PEO NEO calculations for 2023 were: Jack Kienzler, Renee Swan, Toni Y. Hickey, and Charles Masters.
Peer Group Issuers, Footnote	Cumulative TSR is measured from a beginning date of May 27, 2023 (i.e., May 26, 2023 stock price is the base date for calculation) through December 31, 2023; and peer group TSR reflects values over the same measurement period for the S&P 500 Industrial Index.
PEO Total Compensation Amount	$ 8,783,500
PEO Actually Paid Compensation Amount	$ 10,716,380
Adjustment To PEO Compensation, Footnote	In addition to 2023 annual LTI grants, the value of equity awards includes 2023 launch grants, converted awards for the 2021-2023 Cummins stub cycle, converted awards for the 2022-2024 Cummins stub cycle, and off-cycle sign-on equity for our Chief People Officer, Renee Swan, in the Non-PEO NEO columns; for a breakdown of these equity award values in the Summary Compensation Table column, see the Grant of Plan Based Awards Table, and for a breakdown of these equity awards in the CAP column, see the CAP Equity Award Breakdown Table belowCompensation Actually Paid (“CAP”) reflects the SEC’s required methodology, with adjustments for calculating CAP from Summary Compensation Table values provided in the tables below.
2023 Adjustments to Calculate Compensation Actually Paid
PEO:

Year	SCT Total Compensation	Deduct SCT Change in Pension Value	Add Actuarial Pension Service Cost	Deduct Grant Date Fair Value of Stock and Option Awards	Add Year-End Fair Value of Equity Awards Granted in Year	Add Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years	Add Fair Value of Equity Awards Granted and Vested in the Year	Add Change in Fair Value of Vested Equity Awards Granted in Prior Years	Deduct Fair Value of Equity Awards that Failed to Meet Vesting Conditions in Year	Add Value of Dividends or other Earnings Paid on Equity Awards	Total Equity Adjustments	Total CAP
2023	$8,783,500	($325,586)	$124,271	($6,542,409)	$8,617,184	$0	$59,420	$0	$0	$0	$8,676,605	$10,716,380

Non-PEO NEO Average Total Compensation Amount	$ 1,866,873
Non-PEO NEO Average Compensation Actually Paid Amount	$ 2,157,381
Adjustment to Non-PEO NEO Compensation Footnote	In addition to 2023 annual LTI grants, the value of equity awards includes 2023 launch grants, converted awards for the 2021-2023 Cummins stub cycle, converted awards for the 2022-2024 Cummins stub cycle, and off-cycle sign-on equity for our Chief People Officer, Renee Swan, in the Non-PEO NEO columns; for a breakdown of these equity award values in the Summary Compensation Table column, see the Grant of Plan Based Awards Table, and for a breakdown of these equity awards in the CAP column, see the CAP Equity Award Breakdown Table belowCompensation Actually Paid (“CAP”) reflects the SEC’s required methodology, with adjustments for calculating CAP from Summary Compensation Table values provided in the tables below.
Average Non-PEO NEOs:

Year	SCT Total Compensation	Deduct SCT Change in Pension Value	Add Actuarial Pension Service Cost	Deduct Grant Date Fair Value of Stock and Option Awards	Add Year-End Fair Value of Equity Awards Granted in Year	Add Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years	Add Fair Value of Equity Awards Granted and Vested in the Year	Add Change in Fair Value of Vested Equity Awards Granted in Prior Years	Deduct Fair Value of Equity Awards that Failed to Meet Vesting Conditions in Year	Add Value of Dividends or other Earnings Paid on Equity Awards	Total Equity Adjustments	Total CAP
2023	$1,866,873	($39,562)	$16,460	($1,082,077)	$1,385,539	$0	$10,148	$0	$0	$0	$1,395,686	$2,157,381

Compensation Actually Paid vs. Total Shareholder Return	2023 CAP for both our PEO and our non-PEO NEOs is higher than Summary Compensation Table total compensation because our stock price increased 8.5%, and a significant proportion of PEO and non-PEO NEO pay is in the form of stock-based compensation.
Compensation Actually Paid vs. Net Income	Atmus’ 2023 net income increased to $171.3 million from $170.4 million in 2022. Because we have only one year of CAP, we do not yet have a year-over-year comparison of CAP versus changes in net income.
Compensation Actually Paid vs. Company Selected Measure	Atmus’ 2023 Adjusted EBITDA increased to $302.3 million from $243.3 million in 2022. Because we have only one year of CAP, we do not yet have a year-over-year comparison of CAP versus changes in Adjusted EBITDA. Adjusted EBITDA is the sole measure in our 2023 annual bonus and the 2021-2023 post-IPO stub cycle PSU award. The positive increase in Adjusted EBITDA contributed to a positive increase in CAP to our PEO and our non-PEO NEOs. Adjusted EBITDA is also a measure, along with ROIC, in the 2023-2025 PSU award and the sole measure in the 2022-2024 post-IPO stub cycle PSU award, and will have an effect on future CAP.
Total Shareholder Return Vs Peer Group	In the approximately 7-month trading history of Atmus as a public company through December 31, 2023, Atmus achieved TSR of 8.5% and the peer group achieved TSR of 24.1% over the same period.
Tabular List, Table	Most Important Metrics

Adjusted EBITDA
ROIC

Total Shareholder Return Amount	$ 108.50
Peer Group Total Shareholder Return Amount	124.51
Net Income (Loss)	$ 171,300,000
Company Selected Measure Amount	302,300,000
PEO Name	Stephanie J. Disher.
Additional 402(v) Disclosure	Net Income reflects GAAP net income, as disclosed in our financial statements.
Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted EBITDA
Non-GAAP Measure Description	Adjusted EBITDA is defined as EBITDA after adding back certain one-time expenses, reflected in cost of sales and selling, general and administrative expenses, including costs associated with becoming a standalone public company; for a reconciliation of Adjusted EBITDA to the most directly comparable GAAP financial measures, please see page 56 in our Annual Report on Form 10-K for the year ended December 31, 2023.
PEO | Change in Pension Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (325,586)
PEO | Pension Adjustments, Service Cost [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	124,271
PEO | Equity Awards Reported Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards	(6,542,409)
PEO | Equity Awards Granted During the Year, Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards	8,617,184
PEO | Equity Awards Granted in Prior Years, Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards	0
PEO | Equity Awards Granted During the Year, Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards	59,420
PEO | Equity Awards Granted in Prior Years, Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards	0
PEO | Equity Awards that Failed to Meet Vesting Conditions [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards	0
PEO | Equity Awards, Value of Dividends and Other Earnings Paid Adjustment [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards	0
PEO | Equity Award Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	8,676,605
PEO | Stephanie J. Disher [Member] | Equity Award Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	8,676,604
PEO | Stephanie J. Disher [Member] | 2023 LTI [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	4,921,085
PEO | Stephanie J. Disher [Member] | 2023 Launch Grant [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,962,159
PEO | Stephanie J. Disher [Member] | Converted Award (2021-23 Stub Cycle) [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	310,998
PEO | Stephanie J. Disher [Member] | Converted Award (2022-24 Stub Cycle) [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	482,362
PEO | Stephanie J. Disher [Member] | Off-Cycle Sign-on Equity [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Jack Kienzler [Member] | Equity Award Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,918,061
PEO | Jack Kienzler [Member] | 2023 LTI [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,195,124
PEO | Jack Kienzler [Member] | 2023 Launch Grant [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	592,441
PEO | Jack Kienzler [Member] | Converted Award (2021-23 Stub Cycle) [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	62,906
PEO | Jack Kienzler [Member] | Converted Award (2022-24 Stub Cycle) [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	67,590
PEO | Jack Kienzler [Member] | Off-Cycle Sign-on Equity [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Renee Swan [Member] | Equity Award Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,526,484
PEO | Renee Swan [Member] | 2023 LTI [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	539,105
PEO | Renee Swan [Member] | 2023 Launch Grant [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	296,209
PEO | Renee Swan [Member] | Converted Award (2021-23 Stub Cycle) [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Renee Swan [Member] | Converted Award (2022-24 Stub Cycle) [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Renee Swan [Member] | Off-Cycle Sign-on Equity [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	691,170
PEO | Toni Y. Hickey [Member] | Equity Award Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,041,856
PEO | Toni Y. Hickey [Member] | 2023 LTI [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	615,151
PEO | Toni Y. Hickey [Member] | 2023 Launch Grant [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	296,209
PEO | Toni Y. Hickey [Member] | Converted Award (2021-23 Stub Cycle) [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	62,906
PEO | Toni Y. Hickey [Member] | Converted Award (2022-24 Stub Cycle) [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	67,590
PEO | Toni Y. Hickey [Member] | Off-Cycle Sign-on Equity [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Charles Masters [Member] | Equity Award Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,096,344
PEO | Charles Masters [Member] | 2023 LTI [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	615,151
PEO | Charles Masters [Member] | 2023 Launch Grant [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	296,209
PEO | Charles Masters [Member] | Converted Award (2021-23 Stub Cycle) [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	86,631
PEO | Charles Masters [Member] | Converted Award (2022-24 Stub Cycle) [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	98,353
PEO | Charles Masters [Member] | Off-Cycle Sign-on Equity [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0
Non-PEO NEO | Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted EBITDA
Non-PEO NEO | Measure:: 2
Pay vs Performance Disclosure
Name	ROIC
Non-PEO NEO | Change in Pension Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (39,562)
Non-PEO NEO | Pension Adjustments, Service Cost [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	16,460
Non-PEO NEO | Equity Awards Reported Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards	(1,082,077)
Non-PEO NEO | Equity Awards Granted During the Year, Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards	1,385,539
Non-PEO NEO | Equity Awards Granted in Prior Years, Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards	0
Non-PEO NEO | Equity Awards Granted During the Year, Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards	10,148
Non-PEO NEO | Equity Awards Granted in Prior Years, Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards	0
Non-PEO NEO | Equity Awards that Failed to Meet Vesting Conditions [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards	0
Non-PEO NEO | Equity Awards, Value of Dividends and Other Earnings Paid Adjustment [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards	0
Non-PEO NEO | Equity Award Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 1,395,686